MegaTrends Fund (Prospectus Summary): | MegaTrends Fund
MegaTrends Fund (formerly, the Global MegaTrends Fund)

U.S. GLOBAL INVESTORS FUNDS

MegaTrends Fund (formerly, the Global MegaTrends Fund)

Investors Class Shares

SUPPLEMENT DATED DECEMBER 12, 2012

TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MAY 1, 2012

The word “Global” is being dropped from the fund’s name. The fund is now known as the MegaTrends Fund. All references to the “Global MegaTrends Fund” should be replaced with “MegaTrends Fund.”

On page 8 of the prospectus and page 1 of the summary prospectus, the fifth paragraph under the heading Principal Investment Strategies (describing the restriction requiring the fund to invest at least 40% of its assets in securities of companies tied to at least three countries other than the U.S.) should be deleted.

On page 8 of the prospectus and page 2 of the summary prospectus, the first sentence of the second paragraph under the heading Performance Information should be replaced with the following language:

On November 27, 2002, the investment strategy was changed; on October 1, 2007, the Adviser took over the day-to-day management of the fund from the previous subadviser; and on December 12, 2012, the investment strategy was changed to its current form.